Cover	Aug. 15, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 18, 2021, we filed a Current Report on Form 8-K to disclose the closing of an Acquisition Agreement (referred to herein as the “Acquisition Agreement” or simply as the “Agreement”) with our company and Tingo International Holdings Inc., a Delaware corporation, as described in Item 2.01 to that report (hereinafter, the “Original Report”). The Agreement provides for the acquisition of Tingo Mobile PLC, a Nigerian company. This Amendment to the Current Report on Form 8-K (“Amended Report”) is filed to provide the required financial statements of the business acquired and pro forma financial information.
Document Period End Date	Aug. 15, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	333-205835
Entity Registrant Name	IWEB, Inc.
Entity Central Index Key	0001648365
Entity Tax Identification Number	83-0549737
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	43 West 23
Entity Address, Address Line Two	rd
Entity Address, Address Line Three	Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	646
Local Phone Number	847-0144
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	IWeb, Inc.